Share-based payments (Tables)	12 Months Ended
Sep. 30, 2018
Share-Based Payment Arrangements [Abstract]
Disclosure of Information Concerning Outstanding Stock Options
The following table presents information concerning the outstanding stock options granted by the Company:

		2018		2017
	Number of options	Weighted average exercise price per share	Number of options	Weighted average exercise price per share
		$		$
Outstanding, beginning of year	15,237,883	44.70	16,623,619	39.40
Granted	1,944,829	83.94	2,961,866	63.22
Exercised	(2,737,156)	28.19	(2,079,150)	23.94
Forfeited	(1,610,969)	61.93	(2,267,952)	49.12
Expired	(3,761)	28.13	(500)	7.72
Outstanding, end of year	12,830,826	52.01	15,237,883	44.70
Exercisable, end of year	5,695,951	34.11	7,527,054	28.77

Disclosure of Range of Exercise Prices of Outstanding Stock Options
The following table summarizes information about the outstanding stock options granted by the Company as at September 30, 2018:

		Options outstanding		Options exercisable
Range of exercise price	Number of options	Weighted average remaining contractual life	Weighted average exercise price	Number of options	Weighted average exercise price
$		(in years)	$		$
9.31 to 13.26	339,976	1.01	12.56	339,976	12.56
14.48 to 15.96	486,850	1.99	15.47	486,850	15.47
19.28 to 21.31	259,879	3.00	19.75	259,879	19.75
23.65 to 30.79	1,455,678	4.21	23.88	1,455,678	23.88
34.68 to 38.79	1,366,457	5.36	37.24	1,268,377	37.20
39.47 to 47.36	792,932	6.13	39.69	562,583	39.72
47.81 to 56.69	1,417,422	6.99	48.48	713,048	48.50
57.21 to 63.72	4,776,343	8.53	63.21	609,560	63.16
67.04 to 85.62	1,935,289	9.91	84.02	—	—
	12,830,826	7.03	52.01	5,695,951	34.11

Disclosure of Number of Options and Weighted Average Remaining Contractual Life
The following table summarizes information about the outstanding stock options granted by the Company as at September 30, 2018:

		Options outstanding		Options exercisable
Range of exercise price	Number of options	Weighted average remaining contractual life	Weighted average exercise price	Number of options	Weighted average exercise price
$		(in years)	$		$
9.31 to 13.26	339,976	1.01	12.56	339,976	12.56
14.48 to 15.96	486,850	1.99	15.47	486,850	15.47
19.28 to 21.31	259,879	3.00	19.75	259,879	19.75
23.65 to 30.79	1,455,678	4.21	23.88	1,455,678	23.88
34.68 to 38.79	1,366,457	5.36	37.24	1,268,377	37.20
39.47 to 47.36	792,932	6.13	39.69	562,583	39.72
47.81 to 56.69	1,417,422	6.99	48.48	713,048	48.50
57.21 to 63.72	4,776,343	8.53	63.21	609,560	63.16
67.04 to 85.62	1,935,289	9.91	84.02	—	—
	12,830,826	7.03	52.01	5,695,951	34.11

Disclosure of Weighted Average Assumptions Used in the Calculation of Fair Value of Stock Options
The weighted fair value of stock options granted in the year and the weighted average assumptions used in the calculation of their fair value on the date of grant using the Black-Scholes option pricing model were as follows:

	Year ended September 30
	2018	2017
Grant date fair value ($)	16.45	13.03
Dividend yield (%)	0.00	0.00
Expected volatility (%)[1]	19.80	22.52
Risk-free interest rate (%)	2.21	1.66
Expected life (years)	4.00	4.00
Exercise price ($)	83.94	63.22
Share price ($)	83.94	63.22

[1]	Expected volatility was determined using statistical formulas and based on the weekly historical average of closing daily share prices over the period of the expected life of stock options.

Disclosure of Information Concerning PSUs
The following table presents information concerning the number of outstanding PSUs granted by the Company:

Outstanding as at September 30, 2016	1,192,308
Granted[1]	221,000
Exercised (Note 18)	(659,640)
Forfeited	(285,000)
Outstanding as at September 30, 2017	468,668
Granted[1]	403,321
Exercised (Note 18)	(172,068)
Forfeited	(41,189)
Outstanding as at September 30, 2018	658,732

[1]	The PSUs granted in 2018 had a grant date fair value of $64.75 per unit ($62.49 in 2017).

Disclosure of Share-Based Payment Expense
The share-based payment expense recorded in costs of services, selling and administrative is as follows:

	Year ended September 30
	2018	2017
	$	$
Stock options	25,822	25,133
PSUs	12,635	9,310
Share purchase plan	106,770	97,729
DSUs	2,918	2,075
	148,145	134,247